Ford Credit Auto Owner Trust 2017-B
Monthly Investor Report

Collection Period	April 2019
Payment Date	5/15/2019
Transaction Month	23
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus, available on the SEC website (http://www.sec.gov) under the registration number 333-205966 and at https://www.ford.com/finance/investor-center/asset-backed-securitization.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables		Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,410,368,510.87	55,385		55.9

	Dollar Amount	Note Interest Rate		Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$293,400,000.00	1.30%		July 15, 2018
Class A-2a Notes	$233,100,000.00	1.49%		May 15, 2020
Class A-2b Notes	$233,100,000.00	2.54263%	*	May 15, 2020
Class A-3 Notes	$373,700,000.00	1.69%		November 15, 2021
Class A-4 Notes	$102,770,000.00	1.87%		September 15, 2022
Class B Notes	$39,030,000.00	2.15%		October 15, 2022
Class C Notes	$26,020,000.00	2.33%		December 15, 2023
Total	$1,301,120,000.00
		* One-month LIBOR + 0.07%
II. AVAILABLE FUNDS

Interest:
Interest Collections	$1,274,791.23

Principal:
Principal Collections	$19,123,500.99
Prepayments in Full	$7,975,747.49
Liquidation Proceeds	$288,667.16
Recoveries	$170,879.35
Sub Total	$27,558,794.99
Collections	$28,833,586.22

Purchase Amounts:
Purchase Amounts Related to Principal	$221,760.62
Purchase Amounts Related to Interest	$457.10
Sub Total	$222,217.72

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$29,055,803.94

Ford Credit Auto Owner Trust 2017-B
Monthly Investor Report

Collection Period	April 2019
Payment Date	5/15/2019
Transaction Month	23
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$29,055,803.94
Servicing Fee	$513,628.85	$513,628.85	$0.00	$0.00	$28,542,175.09
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$28,542,175.09
Interest - Class A-2a Notes	$1,747.97	$1,747.97	$0.00	$0.00	$28,540,427.12
Interest - Class A-2b Notes	$2,982.85	$2,982.85	$0.00	$0.00	$28,537,444.27
Interest - Class A-3 Notes	$526,294.17	$526,294.17	$0.00	$0.00	$28,011,150.10
Interest - Class A-4 Notes	$160,149.92	$160,149.92	$0.00	$0.00	$27,851,000.18
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$27,851,000.18
Interest - Class B Notes	$69,928.75	$69,928.75	$0.00	$0.00	$27,781,071.43
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$27,781,071.43
Interest - Class C Notes	$50,522.17	$50,522.17	$0.00	$0.00	$27,730,549.26
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$27,730,549.26
Regular Principal Payment	$25,194,775.97	$25,194,775.97	$0.00	$0.00	$2,535,773.29
Additional Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$2,535,773.29
Residual Released to Depositor	$0.00	$2,535,773.29	$0.00	$0.00	$0.00
Total		$29,055,803.94

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Regular Principal Payment					$25,194,775.97
Total					$25,194,775.97
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2a Notes	$1,407,761.38	$6.04	$1,747.97	$0.01	$1,409,509.35	$6.05
Class A-2b Notes	$1,407,761.38	$6.04	$2,982.85	$0.01	$1,410,744.23	$6.05
Class A-3 Notes	$22,379,253.21	$59.89	$526,294.17	$1.41	$22,905,547.38	$61.30
Class A-4 Notes	$0.00	$0.00	$160,149.92	$1.56	$160,149.92	$1.56
Class B Notes	$0.00	$0.00	$69,928.75	$1.79	$69,928.75	$1.79
Class C Notes	$0.00	$0.00	$50,522.17	$1.94	$50,522.17	$1.94
Total	$25,194,775.97	$19.36	$811,625.83	$0.62	$26,006,401.80	$19.98

Ford Credit Auto Owner Trust 2017-B
Monthly Investor Report

Collection Period	April 2019
Payment Date	5/15/2019
Transaction Month	23

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2a Notes	$1,407,761.38	0.0060393	$0.00	0.0000000
Class A-2b Notes	$1,407,761.38	0.0060393	$0.00	0.0000000
Class A-3 Notes	$373,700,000.00	1.0000000	$351,320,746.79	0.9401144
Class A-4 Notes	$102,770,000.00	1.0000000	$102,770,000.00	1.0000000
Class B Notes	$39,030,000.00	1.0000000	$39,030,000.00	1.0000000
Class C Notes	$26,020,000.00	1.0000000	$26,020,000.00	1.0000000
Total	$544,335,522.76	0.4183592	$519,140,746.79	0.3989953

Pool Information
Weighted Average APR	2.464%	2.462%
Weighted Average Remaining Term	37.39	36.59
Number of Receivables Outstanding	36,260	35,489
Pool Balance	$616,354,625.38	$588,498,414.74
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$572,551,469.73	$546,938,850.60
Pool Factor	0.4370167	0.4172657

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$7,051,842.55
Yield Supplement Overcollateralization Amount	$41,559,564.14
Targeted Overcollateralization Amount	$69,357,667.95
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$69,357,667.95

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$7,051,842.55
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$7,051,842.55
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$7,051,842.55

Ford Credit Auto Owner Trust 2017-B
Monthly Investor Report

Collection Period	April 2019
Payment Date	5/15/2019
Transaction Month	23
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		62	$246,534.38
(Recoveries)		94	$170,879.35
Net Loss for Current Collection Period			$75,655.03
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.1473%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			0.4945%
Second Prior Collection Period			0.7683%
Prior Collection Period			0.7313%
Current Collection Period			0.1507%
Four Month Average (Current and Prior Three Collection Periods)			0.5362%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		2044	$8,745,898.33
(Cumulative Recoveries)			$1,419,558.03
Cumulative Net Loss for All Collection Periods			$7,326,340.30
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.5195%

Average Realized Loss for Receivables that have experienced a Realized Loss			$4,278.82
Average Net Loss for Receivables that have experienced a Realized Loss			$3,584.32

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	1.03%	296	$6,061,053.89
61-90 Days Delinquent	0.16%	43	$935,756.37
91-120 Days Delinquent	0.05%	10	$275,578.34
Over 120 Days Delinquent	0.06%	15	$373,727.41
Total Delinquent Receivables	1.30%	364	$7,646,116.01

Repossession Inventory:
Repossessed in the Current Collection Period		17	$389,942.29
Total Repossessed Inventory		28	$591,610.34

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.1755%
Prior Collection Period			0.1351%
Current Collection Period			0.1916%
Three Month Average			0.1674%

Delinquency Trigger (61+ Delinquent Receivables)
Transaction Month	Trigger
1-12	0.90%
13-24	1.70%
25-36	3.00%
37+	4.80%
61+ Delinquent Receivables Balance to EOP Pool Balance			0.2693%
Delinquency Trigger Occurred			No

Ford Credit Auto Owner Trust 2017-B
Monthly Investor Report

Collection Period	April 2019
Payment Date	5/15/2019
Transaction Month	23

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 6, 2019

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Ryan M. Hershberger
Assistant Treasurer